SUBSCRIPTIONS RECEIVED	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSCRIPTIONS RECEIVED [Abstract]
SUBSCRIPTIONS RECEIVED

NOTE 6 - SUBSCRIPTIONS RECEIVED

During the three  months  ended March 31,  2013,  the  Company  had  outstanding subscriptions receivables of $90,000 to purchase 180,000 shares of the Company's restricted  common  stock at $0.50 per share.  The Company  issued the shares in

April 2013.

During  the  year  ended  December  31,  2012,   the  Company  had   outstanding

subscription receivables of $250,000 to purchase 500,000 shares of the Company's restricted  common  stock at $0.50 per share.  The  Company  issued the  500,000 shares in March 2013.

NOTE 6 - SUBSCRIPTIONS RECEIVED

During  the  year  ended  December  31,  2012,   the  Company  had   outstanding

subscription receivables of $250,000 to purchase 500,000 shares of the Company's restricted  common  stock at $0.50 per share.  The  Company  issued the  500,000 shares subsequent to the year ended December 31, 2012.